DEBT - Narrative (Details)						1 Months Ended			12 Months Ended
	Apr. 25, 2024 USD ($)	Apr. 07, 2021 USD ($)	Jan. 14, 2021 USD ($)	Oct. 30, 2020 USD ($) agreement vessel installment	Dec. 11, 2015 USD ($) vessel loan installment	Jul. 31, 2031 USD ($)	Jun. 30, 2023 Rate	Jul. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 03, 2021 USD ($)
Debt Instrument [Line Items]
Long-term debt gross									$ 967,146,000	$ 1,093,836,000
Long-term debt									893,128,000
Bank overdrafts									11,443,000	11,488,000
Total finance lease liability									$ 74,018,000	33,184,000
Maximum leverage ratio, period 1									4.50
Maximum leverage ratio, period 2									4.25
Maximum leverage ratio, thereafter									4.00
Amortization expense related to deferred debt discounts and issuance costs									$ 6,100,000	5,800,000	$ 6,000,000.0
Repayments of Long-Term Debt	$ 100,000,000.0
Finance Lease, Liability, Additions									41,100,000
Line of Credit
Debt Instrument [Line Items]
Current borrowing capacity									575,200,000	504,300,000
Line of Credit | Subsidiaries
Debt Instrument [Line Items]
Maximum borrowing capacity									277,300,000	269,600,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 600,000,000
Long-term debt gross									$ 18,999,000	89,750,000
Line of Credit | Revolving Credit Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread									0.00%
Line of Credit | Revolving Credit Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread									1.75%
Line of Credit | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Interest rate benchmark									0.00%
Debt Instrument, Adjustment Rate | Rate							0.10%
Line of Credit | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR) | Minimum
Debt Instrument [Line Items]
Basis spread									1.00%
Line of Credit | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR) | Maximum
Debt Instrument [Line Items]
Basis spread									2.75%
Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Revolving credit facility drawn amount									$ 5,800,000	5,900,000
Line of Credit | Bank overdrafts
Debt Instrument [Line Items]
Long-term debt gross									34,717,000	38,770,000
Current borrowing capacity									228,500,000	217,200,000
Long-term debt									$ 46,200,000	38,800,000
Loans Payable | SOFR
Debt Instrument [Line Items]
Basis spread									2.39%
Loans Payable | Term Loan B
Debt Instrument [Line Items]
Maximum borrowing capacity												540,000,000
Loans Payable | Term Loan B | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread									1.00%
Loans Payable | Term Loan B | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread									1.25%
Loans Payable | Term Loan B | Secured Overnight Financing Rate (SOFR) | Minimum
Debt Instrument [Line Items]
Basis spread									2.00%
Debt Instrument, Adjustment Rate | Rate							0.11%
Loans Payable | Term Loan B | Secured Overnight Financing Rate (SOFR) | Maximum
Debt Instrument [Line Items]
Basis spread									2.25%
Debt Instrument, Adjustment Rate | Rate							0.72%
Loans Payable | Term Loan A
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 300,000,000
Periodic principal payment									$ 1,400,000
Loans Payable | Term Loan A | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread									0.00%
Loans Payable | Term Loan A | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread									1.75%
Loans Payable | Term Loan A | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Interest rate benchmark									0.00%
Debt Instrument, Adjustment Rate | Rate							0.10%
Loans Payable | Term Loan A | Secured Overnight Financing Rate (SOFR) | Minimum
Debt Instrument [Line Items]
Basis spread									1.00%
Loans Payable | Term Loan A | Secured Overnight Financing Rate (SOFR) | Maximum
Debt Instrument [Line Items]
Basis spread									2.75%
Loans Payable | Term Loan A and Term Loan B
Debt Instrument [Line Items]
Long-term debt gross									$ 703,700,000	810,975,000
Loans Payable | First Vessel Facility
Debt Instrument [Line Items]
Long-term debt									30,100,000	39,300,000
Loans Payable | Second Vessel Facility
Debt Instrument [Line Items]
Long-term debt									30,000,000.0	35,500,000
Loans Payable | Secured Long-Term Asset Financing Arrangement Due June 2026
Debt Instrument [Line Items]
Long-term debt										17,900,000
Loans Payable | Secured Long-Term Asset Financing Arrangements Due July 2026 And July 2031
Debt Instrument [Line Items]
Long-term debt									$ 12,900,000
Loans Payable | Secured Long-Term Asset Financing Arrangement Due July 2026 | Minimum
Debt Instrument [Line Items]
Floor rate									5.50%
Loans Payable | Secured Long-Term Asset Financing Arrangement Due July 2026 | SOFR
Debt Instrument [Line Items]
Basis spread									5.00%
Loans Payable | Secured Long-Term Asset Financing Arrangement Due July 2031
Debt Instrument [Line Items]
Periodic principal payment								$ 10,100,000
Interest payment								$ 400,000
Loans Payable | Secured Long-Term Asset Financing Arrangement Due July 2031 | Forecast
Debt Instrument [Line Items]
Periodic principal payment						$ 3,100,000
Loans Payable | Other long-term financing arrangements
Debt Instrument [Line Items]
Long-term debt gross									$ 13,400,000	$ 17,000,000.0
Loans Payable | Legacy Dole | First Vessel Facility
Debt Instrument [Line Items]
Number of secured loans | loan					3
Principal amount					$ 111,000,000
Number of vessels | vessel					3
Maximum percentage of vessel contract cost borrowed					70.00%
Maximum amount of vessel contract cost borrowed					$ 37,000,000
Number of installments | installment					48
Loans Payable | Legacy Dole | First Vessel Facility | SOFR | Minimum
Debt Instrument [Line Items]
Basis spread					2.00%
Loans Payable | Legacy Dole | First Vessel Facility | SOFR | Maximum
Debt Instrument [Line Items]
Basis spread					3.25%
Loans Payable | Legacy Dole | Second Vessel Facility
Debt Instrument [Line Items]
Number of secured loans | agreement				2
Principal amount				$ 49,100,000
Number of vessels | vessel				2
Maximum percentage of vessel contract cost borrowed				60.00%
Maximum amount of vessel contract cost borrowed				$ 24,500,000
Number of installments | installment				18
Proceeds from debt		$ 24,500,000	$ 24,500,000
Loans Payable | Legacy Dole | Second Vessel Facility | SOFR
Debt Instrument [Line Items]
Basis spread				3.25%